NATURE OF OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Overview

Greenwave Technology Solutions, Inc. (“Greenwave” or the “Company”) was incorporated in the State of Delaware on April 26, 2013 as a technology platform developer under the name MassRoots, Inc. The Company sold its social media assets in October 2021 and has discontinued all operations related to this business. On September 30, 2021, we closed our acquisition of Empire Services, Inc. (“Empire”), which operates 11 metal recycling facilities in Virginia and North Carolina. The acquisition was effective October 1, 2021 upon the effectiveness of the Certificate of Merger in Virginia.

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Our condensed consolidated financial statements include the accounts of Empire Services, Inc., Empire Staffing, LLC, Liverman Metal Recycling, Inc., our wholly owned subsidiaries. All intercompany transactions were eliminated during consolidation.

Basis of Presentation

The interim unaudited condensed consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the SEC. In the opinion of the Company’s management, all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) necessary to present fairly the Company’s results of operations for the three and nine months ended September 30, 2022 and 2021, its cash flows for the nine months ended September 30, 2022 and 2021, and its financial position as of September 30, 2022 have been made. The results of operations for such interim periods are not necessarily indicative of the operating results to be expected for the full year.

Certain information and disclosures normally included in the notes to the annual consolidated financial statements have been condensed or omitted from these interim unaudited condensed consolidated financial statements. Accordingly, these interim unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2021 as filed with the SEC on April 14, 2022 (the “Annual Report”). The December 31, 2021 balance sheet is derived from those statements.

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Greenwave Technology Solutions, Inc. (“Greenwave” or the “Company”) was incorporated in the State of Delaware on April 26, 2013 as a technology platform developer under the name MassRoots, Inc. The Company sold its social media assets in October 2021 and has discontinued all operations related to this business. On September 30, 2021, we closed our acquisition of Empire Services, Inc. (“Empire”), which operates 11 metal recycling facilities in Virginia and North Carolina.  The acquisition was effective October 1, 2021 upon the effectiveness of the Certificate of Merger in Virginia.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Our consolidated financial statements include the accounts of Empire Services, Inc. and Liverman Metal Recycling, Inc., our wholly-owned subsidiaries, and our former wholly-owned subsidiaries DDDigtal, Inc., Odava, Inc., MassRoots Supply Chain, Inc., and MassRoots Blockchain Technologies, Inc., which were each dissolved December 17, 2021. All intercompany transactions were eliminated during consolidation.